Accounts Receivable, Net - Schedule of Allowance for Doubtful Accounts (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Balance at beginning of the year	¥ (500)
Additions charged to general and administrative expenses, net of recoveries	(632)	¥ (500)
Write-off during the year	210
Balance at end of the year	¥ (922)	¥ (500)